Detail of Certain Balance Sheet Accounts - Parks, Resorts and Other Property, at Cost (Detail) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Parks, resorts and other property, at cost
Attractions, buildings and improvements		$ 28,995	$ 28,644
Furniture, fixtures and equipment		19,400	18,908
Land improvements		5,911	5,593
Leasehold improvements		932	898
Parks, resorts and other property, at cost	$ 55,385	55,238	54,043
Accumulated depreciation	(31,069)	(30,764)	(29,037)
Projects in progress	4,336	3,942	2,145
Land	1,145	1,124	1,255
Parks, resorts and other property	$ 29,797	$ 29,540	$ 28,406